CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss for the year		$ (56,781)	$ (329,789)	$ (5,997)
Items not involving cash
Depreciation		1,775	1,923	3,143
Bad debt expenses		12,934	0	10,679
Loss on investment in Akkerman Finland OY	[1]	27,569	62,973	0
Share-based payment		0	98,123	0
Write-off of payables		0	0	(10,231)
Write-down of property deposits		1,460	0	0
Changes in non-cash working capital items
Sales tax receivables		(586)	(1,858)	20,153
Due from optionee		(18,532)	0	48,498
Advance to related party		(49,761)	(22,323)	0
Prepaid expenses and advances		6,677	(9,131)	54,521
Other receivables		(2,846)	(3,070)	10,589
Accounts payable and accrued liabilities		(48,534)	(29,089)	(20,511)
Accounts payable owed by optionees		0	0	(61,249)
Due from/to related parties		(60,264)	(278,013)	(83,277)
Exchange difference arising on the translation of foreign subsidiaries		1,103	(11,696)	(8,498)
Net cash used in operating activities		(185,786)	(521,950)	(42,180)
Cash flows from investing activities
Investment in Akkerman Finland OY		0	(211,800)	0
Deposit –Akkerman Finland OY		0	0	(14,155)
Advance to Akkerman Finland OY		0	(282,400)	0
Purchase of equipment		0	(5,067)	(7,542)
Net cash used in investing activities		0	(499,267)	(21,697)
Cash flows from financing activities
Proceeds from issuance of common shares		0	1,250,000	0
Share issue costs		0	(60,416)	(2,197)
Net cash provided by (used in) financing activities		0	1,189,584	(2,197)
Change in cash for the year		(185,786)	168,367	(66,074)
Cash, beginning of the year		307,531	139,164	205,238
Cash, end of the year		$ 121,745	$ 307,531	$ 139,164

[1]	Note 7.